Retirement benefits obligations (Tables)	6 Months Ended
Jun. 30, 2022
Retirement benefits obligations
Schedule of amounts recognized in statement of loss for employment benefit obligations

	For the three months		For the six months
	ended June 30,		ended June 30,
	2022	2021	2022	2021
Current service cost	(85,432)	(74,885)	(170,864)	(163,439)
Past service cost	36,459	—	36,459	219,104
Interest cost	(9,705)	(6,036)	(19,410)	(12,121)
Interest income	6,996	3,857	13,992	7,714
Company pension amount (note 18)	(51,682)	(77,064)	(139,823)	51,258

Schedule of amounts recognized in balance sheet for employment benefit obligations

	June 30, 2022	December 31, 2021
Defined benefit obligation	(7,605,263)	(9,276,675)
Fair value of plan assets	7,475,987	7,995,150
Funded status	(129,276)	(1,281,525)